CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands			12 Months Ended
	Oct. 30, 2020	Oct. 29, 2020	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ADS Ratio	1	2
Loans
Revenues from related party			¥ 488	¥ 4,757	¥ 31,980
Big data and system-based risk management services (including revenues from related party of RMB6,858, RMB3,626 and RMB4,282 for the years ended December 31, 2019, 2020 and 2021, respectively)
Revenues from related party			4,282	3,626	6,858
Advertising, marketing and other services
Sales and marketing, expenses from related party			¥ 124	¥ 206	¥ 0